Research Agreements (Details)	6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement item	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Series A-6 Maximum USD ($)	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 Minimum USD ($)
Research Agreements
Final payments, number of euro-denominated installments								2
Final payments, number of U.S dollar-denominated installments								2
Amount of euro-denominated payments required over the course of Clinical Study						$ 46,468,000	€ 35,819,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study						5,289,000
Value of shares agreed to be purchased																371,864
Purchase price per share of convertible preferred stock (in dollars per share)															$ 81.42		$ 8.142									$ 8.142
Shares issued																		64,430
Proceeds from issuance of shares																		525,154
Number of shares exchanged in the Merger																		6,443
Aggregate value of quarterly stock dividends, payable in shares																			36,815,000	46,600,000	36,800,000	47,760,000	36,815,000
Number of shares due to the counter party																								244,834	167,518
Fair value of liability																								17,500,000	10,470,000
Period for which research and development expense is recognized										20 months	20 months
Research and costs	24,366,000	20,689,000	36,179,000	11,692,000	14,519,000				6,900,000	11,800,000	10,955,000	3,600,000	4,900,000
Additional research and development expense											5,121,000			4,987,000
Asset resulting from payments, that is included in prepaid expenses																								$ 4,600,000	$ 5,166,000